CREDIT FROM BANKING INSTITUTIONS (Narrative) (Details) - USD ($) $ in Thousands	1 Months Ended		12 Months Ended
	Dec. 31, 2018	Aug. 31, 2018	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Debt Instrument [Line Items]
Repayments of long term debt			$ 18,157	$ 8,938	$ 7,994
Amount of total equity			127,192	$ 129,330
Unutilized short-term lines of credit			$ 1,600
Loan Covenants [Member]
Debt Instrument [Line Items]
Ratio of total equity			30.00%
Amount of total equity			$ 15,000
EBITDA amount			$ 10,000
Commercial Israeli Bank [Member]
Debt Instrument [Line Items]
Proceeds from long term debt		$ 81,700
Long term debt term		5 years
Interest rate		0.53%	1.60%
Repayments of long term debt	$ 8,000
Commercial Israeli Bank [Member] | ILS [Member]
Debt Instrument [Line Items]
Proceeds from long term debt		$ 296,000
Repayments of long term debt	$ 30,000